Pension Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated benefit obligation	$ 3,210	$ 2,648	$ 2,098
Estimated amortization of net gain from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year	33
FCI
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
The contribution under defined benefit plans	0
Taiwan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions and Recognized Pension Costs under Labor Pension Act	$ 1,579	$ 1,272	$ 1,015
Contributions Based on Percentage Employee Salaries under Labor Standards Law	2.00%
The contribution under defined benefit plans	$ 69
Taiwan | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of Contribution by an Employer to Employees Pension	6.00%